FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 282,508	$ 666,667
Financial Liabilities Carrying Value	4,360,000	461,772
Amortized cost | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	9,634,464	1,378,645
Financial Liabilities Carrying Value	9,634,464	1,378,645
Amortized cost | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	2,503,064	0
Financial Liabilities Carrying Value	2,503,064	0
Amortized cost | Deferred payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	22,226,565	0
Financial Liabilities Carrying Value	22,226,565	0
Amortized cost | Payable to joint venture
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	0	4,000,000
Financial Liabilities Carrying Value	0	4,000,000
Amortized cost | Due to related parties
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	1,806,393	247,505
Financial Liabilities Carrying Value	1,806,393	247,505
Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	282,508	666,667
FVTPL | Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	282,508	666,667
Financial Assets Carrying Value	282,508	666,667
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	36,042,090	44,523,145
Financial Assets Carrying Value	36,042,090	44,523,145
Amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	3,579,271	91,822
Financial Assets Carrying Value	3,579,271	91,822
Amortized cost | Due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	14,973,749	324,674
Financial Assets Carrying Value	14,973,749	324,674
Amortized cost | Refundable deposits
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	2,196,391	196,391
Financial Assets Carrying Value	$ 2,196,391	$ 196,391